Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

15 Inventories

	2019	2018	2017
	$m	$m	$m
Raw materials and consumables	830	794	1,024
Inventories in process	1,272	1,450	1,208
Finished goods and goods for resale	1,091	646	803
Inventories	3,193	2,890	3,035

The Group recognised $2,708m (2018: $2,659m; 2017: $2,493m) of inventories as an expense within cost of sales during the year.

Inventory write-offs in the year amounted to $231m (2018: $208m; 2017: $109m).